Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplementary Cash Flow Information

	Quarter		Year-to-Date
($ millions)	2022	2021	2022	2021
Periods ended June 30
Change in working capital
Accounts receivable and other current assets	49	91	(46)	42
Prepaid expenses	17	26	22	23
Inventories	(114)	(25)	(45)	—
Regulatory assets - current portion	(31)	—	(43)	(69)
Accounts payable and other current liabilities	9	(41)	17	(11)
Regulatory liabilities - current portion	30	(11)	32	(32)
	(40)	40	(63)	(47)

Non-cash investing and financing activities
Accrued capital expenditures	380	327	380	327
Common share dividends reinvested	92	87	186	176
Contributions in aid of construction	12	13	12	13